UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

New America Growth Fund	September 30, 2018

T. ROWE PRICE NEW AMERICA GROWTH FUND

Unaudited

Portfolio of Investments‡
(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.7%		
CONSUMER DISCRETIONARY 20.0%		
Automobiles 1.1%		
Tesla (1)	222,011	58,782
		58,782
Hotels, Restaurants & Leisure 2.4%		
Marriott International, Class A	258,984	34,194
McDonald's	312,000	52,194
MGM Resorts International	257,000	7,173
Yum! Brands	358,100	32,555
		126,116
Household Durables 0.9%		
Gree Electric Appliances of Zhuhai, A Shares (CNH)(1)	4,294,144	25,087
Lennar, Class A	426,300	19,904
		44,991
Internet & Direct Marketing Retail 10.2%		
Amazon.com (1)	194,521	389,626
Booking Holdings (1)	21,680	43,013
Netflix (1)	277,500	103,821
		536,460
Media 1.6%		
Charter Communications, Class A (1)	95,700	31,186
Liberty Media, Class C (1)	1,031,366	44,813
Walt Disney	44,800	5,239
		81,238
Multiline Retail 0.6%		
Dollar Tree (1)	415,074	33,849
		33,849
Specialty Retail 3.2%		
CarMax (1)	351,300	26,232
Home Depot	484,100	100,281

Ross Stores	434,800	43,089
		169,602
Total Consumer Discretionary		1,051,038
CONSUMER STAPLES 0.7%		
Beverages 0.7%		
PepsiCo	338,543	37,849
Total Consumer Staples		37,849
ENERGY 0.8%		
Oil, Gas & Consumable Fuels 0.8%		
EOG Resources	316,100	40,325
Total Energy		40,325
FINANCIALS 6.0%		
Banks 0.7%		
JPMorgan Chase	301,700	34,044
		34,044
Capital Markets 4.0%		
Cboe Global Markets	339,657	32,594
Charles Schwab	1,214,900	59,712
MarketAxess Holdings	135,018	24,099
Nasdaq	330,338	28,343
Raymond James Financial	327,561	30,152
TD Ameritrade Holding	682,078	36,034
		210,934
Consumer Finance 0.5%		
SLM (1)	2,188,416	24,401
		24,401
Insurance 0.8%		
Willis Towers Watson	312,731	44,076
		44,076
Total Financials		313,455

HEALTH CARE 12.1%		
Biotechnology 2.1%		
Biogen (1)	88,745	31,354
Exact Sciences (1)	512,312	40,432
Gilead Sciences	472,100	36,451
		108,237
Health Care Equipment & Supplies 4.0%		
Becton Dickinson & Company	411,308	107,351
Cooper	208,136	57,685
Intuitive Surgical (1)	78,570	45,099
		210,135
Health Care Providers & Services 5.1%		
Anthem	166,700	45,684
HCA Healthcare	857,411	119,283
UnitedHealth Group	384,100	102,186
		267,153
Health Care Technology 0.6%		
Teladoc Health (1)	351,200	30,326
		30,326
Pharmaceuticals 0.3%		
Elanco Animal Health (1)	123,428	4,306
Merck	200,754	14,242
		18,548
Total Health Care		634,399
INDUSTRIALS & BUSINESS SERVICES 11.3%		
Aerospace & Defense 6.1%		
Boeing	439,200	163,338
Northrop Grumman	404,489	128,373
Textron	410,405	29,332
		321,043
Building Products 1.2%		
Allegion	393,800	35,666

Fortune Brands Home & Security	554,937	29,057
		64,723
Industrial Conglomerates 2.1%		
Honeywell International	454,891	75,694
Roper Technologies	118,200	35,012
		110,706
Machinery 0.4%		
Caterpillar	128,800	19,641
		19,641
Professional Services 0.7%		
Equifax	264,679	34,559
		34,559
Road & Rail 0.6%		
Kansas City Southern	261,794	29,656
		29,656
Trading Companies & Distributors 0.2%		
HD Supply Holdings (1)	270,162	11,560
		11,560
Total Industrials & Business Services		591,888
INFORMATION TECHNOLOGY 38.2%		
Internet Software & Services 8.1%		
58.com, ADR (1)	285,800	21,035
Alibaba Group Holding, ADR (1)	145,944	24,046
Alphabet, Class C (1)	211,996	253,011
Facebook, Class A (1)	684,751	112,614
Tencent Holdings (HKD)	359,500	14,678
		425,384
IT Services 10.9%		
Black Knight (1)	581,851	30,227
Booz Allen Hamilton Holding	293,400	14,561
EPAM Systems (1)	202,307	27,858
Fidelity National Information Services	480,200	52,375
Fiserv (1)	458,248	37,751

FleetCor Technologies (1)	387,900	88,379
Mastercard, Class A	542,690	120,808
PayPal Holdings (1)	821,500	72,161
Visa, Class A	834,503	125,251
		569,371
Semiconductors & Semiconductor Equipment 3.4%		
Maxim Integrated Products	495,600	27,947
NVIDIA	371,300	104,342
Texas Instruments	423,077	45,392
		177,681
Software 13.3%		
Electronic Arts (1)	251,000	30,243
Intuit	238,754	54,293
Microsoft	2,326,090	266,035
Pivotal Software, Class A (1)	580,799	11,372
salesforce.com (1)	392,059	62,349
Splunk (1)	385,400	46,599
SS&C Technologies Holdings	616,352	35,027
Symantec	4,336,248	92,275
Tableau Software, Class A (1)	230,800	25,790
Ultimate Software Group (1)	80,543	25,950
VMware, Class A (1)	322,908	50,393
		700,326
Technology Hardware, Storage & Peripherals 2.5%		
Apple	573,636	129,493
		129,493
Total Information Technology		2,002,255
MATERIALS 0.6%		
Construction Materials 0.2%		
Vulcan Materials	79,400	8,829
		8,829

Metals & Mining 0.4%		
Franco-Nevada	363,300	22,725
		22,725
Total Materials		31,554
REAL ESTATE 1.4%		
Equity Real Estate Investment Trusts 1.4%		
Crown Castle International, REIT	391,541	43,590
MGM Growth Properties, Class A, REIT	1,008,133	29,730
Total Real Estate		73,320
TELECOMMUNICATION SERVICES 1.5%		
Wireless Telecommunication Services 1.5%		
T-Mobile US (1)	1,149,493	80,671
Total Telecommunication Services		80,671
UTILITIES 2.1%		
Electric Utilities 0.8%		
NextEra Energy	235,983	39,551
		39,551
Multi-Utilities 1.3%		
Sempra Energy	603,806	68,683
		68,683
Total Utilities		108,234
Total Common Stocks (Cost $3,239,351)		**4,964,988**
CONVERTIBLE PREFERRED STOCKS 0.1%		
UTILITIES 0.1%		
Multi-Utilities 0.1%		
Sempra Energy, Series B, 6.75%, 7/15/21	67,562	6,832
Total Utilities		6,832
Total Convertible Preferred Stocks (Cost $6,756)		**6,832**

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $0 for the period ended September 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – DERIVATIVES

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of September 30, 2018, cash of $6,427,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018